Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 286.6	$ 266.1	$ 808.4	$ 759.5	$ 1,021.7	$ 938.4	$ 794.7
Operating expenses:
Compensation and benefits	33.1	29.8	93.1	93.5	124.0	128.8	90.1
Purchased services	38.2	36.3	107.7	109.2	144.6	131.6	126.7
Fuel	48.9	42.5	135.5	121.2	164.1	150.6	119.2
Equipment costs	21.3	20.6	60.2	57.4	77.9	83.2	78.1
Depreciation and amortization	26.2	23.0	76.1	67.5	91.3	86.8	94.0
Materials and other	17.1	17.2	51.4	41.6	59.1	55.0	55.0
Elimination of deferred statutory profit sharing liability, net	0	0	0	(43.0)	(43.0)	0	0
Gain on insurance recoveries related to hurricane damage					0	(14.8)	0
Total operating expenses	184.8	169.4	524.0	447.4	618.0	621.2	563.1
Operating income	101.8	96.7	284.4	312.1	403.7	317.2	231.6
Equity in net earnings of unconsolidated affiliate	0.7	0.6	1.8	2.1	3.2	2.8	6.6
Interest expense	(12.9)	(22.0)	(48.9)	(66.7)	(88.4)	(80.2)	(97.8)
Debt retirement costs	(2.4)	0	(112.3)	0	(0.5)	(10.3)	(52.5)
Foreign exchange gain (loss)	(1.5)	4.8	(6.1)	4.9	3.0	(9.6)	4.9
Other income (loss), net	(0.2)	(0.1)	(0.3)	(0.2)	(0.2)	2.6	2.3
Income before income taxes	85.5	80.0	118.6	252.2	320.8	222.5	95.1
Income tax expense	26.0	39.5	40.3	103.5	129.6	48.6	31.3
Net income	59.5	40.5	78.3	148.7	191.2	173.9	63.8
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of $0.0 million for all periods presented	0.1	0.8	0	1.0	0.9	(1.3)	0.6
Other comprehensive income (loss) - foreign currency translation adjustment	0.1	0.8	0	1.0	0.9	(1.3)	0.6
Comprehensive income	$ 59.6	$ 41.3	$ 78.3	$ 149.7	$ 192.1	$ 172.6	$ 64.4